Related Party Transactions ZPTA - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2024	Feb. 09, 2024	Sep. 06, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2024	Jun. 28, 2023	Jun. 13, 2023	Feb. 10, 2022
Related Party Transaction [Line Items]
Revenues				$ 2,001	$ 1,432	$ 3,219	$ 2,944
Sales and marketing expenses				2,193	1,648	3,841	3,349
Accounts payable current				11,575		11,575		$ 6,452
Other commitements due in one year				3,232		3,232
Other commitment				6,138		6,138
Stock issued during the period shares for services		33,333
Payment of note payable - related party						$ (315)	0
Notes Issued On June Thirteen Twenty Twenty Three [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						127,554
Notes Issued On Second July Twenty Twenty Three [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						126,348
Zapata Computing, Inc. [Member]
Related Party Transaction [Line Items]
Business Combination, Price of Acquisition, Expected			$ 200,000
Business Acquisition, Share Price			$ 10
Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face value										$ 150		$ 20,000
Debt Conversion, Converted Instrument, Shares Issued	3,257,876
Director [Member] | Consulting Services [Member]
Related Party Transaction [Line Items]
Professional fees						$ 15	31
Director [Member] | Consulting Services [Member] | Zapata Computing, Inc. [Member]
Related Party Transaction [Line Items]
Professional fees								62	$ 62
Other liabilities current								0	0
Greater Than Five Percent Stockholder Of The Company Two [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face value												500
Greater Than Five Percent Stockholder Of The Company Two [Member] | Senior Notes [Member] | Zapata Computing, Inc. [Member]
Related Party Transaction [Line Items]
Debt instrument face value												$ 500
New Director [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face value											$ 500
New Director [Member] | Senior Notes [Member] | Zapata Computing, Inc. [Member]
Related Party Transaction [Line Items]
Debt instrument face value											$ 500
Andretti Global [Member]
Related Party Transaction [Line Items]
Other commitment													$ 8,000
Andretti Global [Member] | Enterprise Solution Subscription Agreement [Member]
Related Party Transaction [Line Items]
Revenues				433	433	866	866
Other commitment	$ 1,000
Andretti Global [Member] | Enterprise Solution Subscription Agreement [Member] | Zapata Computing, Inc. [Member]
Related Party Transaction [Line Items]
Revenues								1,733	1,534
Andretti Global [Member] | Managed Service Agreement [Member]
Related Party Transaction [Line Items]
Revenues				0	61	0	123
Andretti Global [Member] | Managed Service Agreement [Member] | Zapata Computing, Inc. [Member]
Related Party Transaction [Line Items]
Revenues								245	0
Andretti Global [Member] | Sponsor Ship Agreement [Member]
Related Party Transaction [Line Items]
Other liabilities current				4,083		4,083		1,500
Sales and marketing expenses				696	$ 696	1,391	$ 1,391
Expenses to be recognized in the next twelve months				1,391		1,391
Accounts payable current				3,750		3,750
Other commitements due in one year				750		750
Receivables from related parties				$ 2,235		$ 2,235		829
Andretti Global [Member] | Sponsor Ship Agreement [Member] | Zapata Computing, Inc. [Member]
Related Party Transaction [Line Items]
Sales and marketing expenses								2,783	$ 2,435
Expenses to be recognized in the next twelve months								2,783
Accounts payable current								1,500
Other commitements due in one year								$ 3,000
Andretti Autosport One LLC [Member] | Sponsor Ship Agreement [Member]
Related Party Transaction [Line Items]
Other commitment	$ 1,000